GOODWILL - Narrative (Details) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2022	Jul. 27, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill [Line Items]
Impairment loss	$ 68,715	$ 0	$ 68,715	$ 0	$ 0
Obagi Skincare
Goodwill [Line Items]
Impairment loss	$ 68,700		$ 68,715